BORROWINGS	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

	September 30,
	2015	2016
	RMB	RMB

Short-term borrowings	220,000	190,000

Current portion of long-term borrowings	24,000	27,057

Long-term borrowings	40,972	20,000

Fiscal year 2016:

As of September 30, 2016, short-term borrowings were comprised of secured and unsecured bank loans of RMB125,000 and RMB65,000, respectively. A secured bank loan of RMB60,000 with an interest rate of 4.57% per annum, is represented by the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,300 (note 8) and plant and equipment of RMB31,733 (note 9).

A secured bank loan of RMB15,000 with an interest rate of 5.87% per annum, is represented by the bank borrowing under Zhengzhou Branch, which was secured by land use right of RMB3,111(note 8), plant and equipment of RMB9,501 (note 9) and two guarantee contracts. Another secured bank loan of RMB50,000 with an interest rate of 5.71% per annum, is represented by the bank borrowing under Linze Origin, which was secured by inventory of RMB36,436 (note 6), and plant and equipment of RMB7,510 (note 9).

Unsecured short-term loans of RMB30,000 are represented by the bank borrowings with an interest rate range from 5.00% to 5.22%per annum under Beijing Origin. These loans were guaranteed by Chairman of the Company. While, the rest of unsecured short-term loans of RMB35,000 under Linze Origin were guaranteed by Chairman of the Company and Beijing Origin. The interest rates of these loans were ranged from 4.57% per annum.

As of September 30, 2016, long-term borrowings were comprised of secured and unsecured bank loans of RMB4,023 and RMB43,034, respectively. A secured bank loan of RMB4,023 is represented by the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,456(note 8) and plant and equipment of RMB144,184 (note 9) and a guarantee contract. The interest rate was 4.99% per annum.

Unsecured long-term bank loans of RMB23,000, with an interest rate from 5.23% to 6.18% per annum, are represented by the bank borrowings under Beijing Origin and Xinjiang Origin, which were guaranteed by the Chairman of the Company, Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of Xinjiang Production and Construction Corps 5th Division (“XPCC 5th Division”).While the rest of unsecured long-term bank loans of RMB20,034, with an interest rate of 2.38% per annum, was supported by fixed deposit of RMB21,181 and Standby letter of Credit.

Fiscal year 2015:

As of September 30, 2015, short-term borrowings were comprised of secured and unsecured bank loans of RMB105,000 and RMB115,000, respectively. A secured bank loan of RMB60,000 with an interest rate of 5.88% per annum, is represented by the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,361 (note 8) and plant and equipment of RMB32,692 (note 9).

A secured bank loan of RMB15,000 with an interest rate of 6.885% per annum, is represented by the bank borrowing under Zhengzhou Branch, which was secured by land use right of RMB3,203 (note 8), plant and equipment of RMB10,241 (note 9) and two guarantee contracts. Another secured bank loan of RMB30,000 with an interest rate of 5.936% per annum, is represented by the bank borrowing under Linze Origin, which was secured by inventory of RMB27,323 and two guarantee contracts.

Unsecured short-term bank loans of RMB30,000 are represented by the bank borrowings with an interest rate of 5.1% to 6.42% per annum under Beijing Origin. These loans were guaranteed by Chairman of the Company. While, the rest of unsecured short-term bank loans amounting to RMB85,000 under Linze Origin were guaranteed by Chairman of the Company and Beijing Origin. The interest rates of these loans were ranged from 4.85% to 6.068% per annum.

As of September 30, 2015, long-term borrowings were comprised of secured and unsecured bank loans of RMB14,523 and RMB50,449, respectively. A secured bank loan of RMB14,523 is represented by the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,955 (note 8) and plant and equipment of RMB154,694 (note 9) and a guarantee contract. The annual interest rate was 6.72%.

Unsecured long-term bank loans of RMB36,500, with an interest rate from 7.04% to 7.8% per annum, are represented by the bank borrowings under Beijing Origin and Xinjiang Origin, which were guaranteed by the Chairman of the Company, Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of Xinjiang Production and Construction Corps 5th Division (“XPCC 5th Division”).While, the rest of unsecured long-term bank loans of RMB13,949, with an interest rate of 2.3832% per annum, was supported by fixed deposit of RMB20,280 and Standby letter of Credit.

The current portion of the loan amounted to RMB24,000, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2015.